Label	Element	Value
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 6.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.10%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 556.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 659.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Pacer Swan SOS Conservative (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: 410.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Pacer Swan SOS Conservative (January) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.80%
Pacer Swan SOS Conservative (January) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Pacer Swan SOS Conservative (January) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%